Summary of number and weighted average exercise prices of share options (Details)	9 Months Ended
	Sep. 30, 2023 shares $ / shares	Sep. 30, 2022 shares $ / shares
Shareholders Equity
Number of options, beginning | shares	42,030	43,455
Weighted average exercise price, beginning | $ / shares	$ 20.05	$ 22.00
Number of options, granted | shares	14,000	2,000
Weighted average exercise price, granted | $ / shares	$ 3.75	$ 8.88
Number of options, canceled/forfeited | shares	(400)	(2,399)
Weighted average exercise price, cancelled/forfeited | $ / shares	$ 87.00	$ 10.98
Number of options, ending | shares	55,630	43,056
Weighted average exercise price, ending | $ / shares	$ 15.47	$ 21.95